Note 23 - Income Taxes - Disclosure of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Deferred tax assets	$ 70,109	$ 68,446
Benefit (expense) to income statement	(13,403)	(12,476)
Acquisition of Primero (Note 4)		14,139
Charged to equity	994
Deferred tax assets	57,700	70,109
Deferred tax liabilities	109,814	128,124
(Benefit) expense to income statement	(21,554)	(75,151)
Acquisition of Primero (Note 4)		53,024
Charged to equity		7,105
Reclassed to current income taxes payable	(2,813)	(3,288)
Deferred tax liabilities	85,447	109,814
Deferred tax assets	51,141	50,938
Deferred tax liabilities	78,888	90,643
Deferred tax (assets) liabilities	27,747	39,705
Losses [member]
Statement Line Items [Line Items]
Deferred tax assets	118,393	86,552
Benefit (expense) to income statement	8,079	17,702
Acquisition of Primero (Note 4)		14,139
Charged to equity
Deferred tax assets	126,472	118,393
Property, plant and equipment and mining interests [member]
Statement Line Items [Line Items]
Deferred tax liabilities	65,382	95,696
(Benefit) expense to income statement	(32,381)	(63,314)
Acquisition of Primero (Note 4)		33,000
Charged to equity
Reclassed to current income taxes payable
Deferred tax liabilities	33,001	65,382
Provisions [member]
Statement Line Items [Line Items]
Deferred tax assets	16,508	10,115
Benefit (expense) to income statement	6,379	6,393
Acquisition of Primero (Note 4)
Charged to equity
Deferred tax assets	22,887	16,508
Effect of Mexican tax deconsolidation [member]
Statement Line Items [Line Items]
Deferred tax liabilities	6,744	9,544
(Benefit) expense to income statement	498	488
Acquisition of Primero (Note 4)
Charged to equity
Reclassed to current income taxes payable	(2,813)	(3,288)
Deferred tax liabilities	4,429	6,744
Deferred tax asset not recognized [member]
Statement Line Items [Line Items]
Deferred tax assets	(68,348)	(29,036)
Benefit (expense) to income statement	(32,156)	(39,312)
Deferred tax assets	(100,504)	(68,348)
Non-current portion of income taxes payable [member]
Statement Line Items [Line Items]
Deferred tax liabilities	1,752
(Benefit) expense to income statement	13,220	1,752
Acquisition of Primero (Note 4)
Charged to equity
Reclassed to current income taxes payable
Deferred tax liabilities	14,972	1,752
Other deferred tax assets [member]
Statement Line Items [Line Items]
Deferred tax assets	3,556	815
Benefit (expense) to income statement	4,295	2,741
Acquisition of Primero (Note 4)
Charged to equity	994
Deferred tax assets	8,845	3,556
Other deferred tax liabilities [member]
Statement Line Items [Line Items]
Deferred tax liabilities	35,936	22,884
(Benefit) expense to income statement	(2,891)	(14,077)
Acquisition of Primero (Note 4)		20,024
Charged to equity		7,105
Reclassed to current income taxes payable
Deferred tax liabilities	33,045	35,936
Deferred tax assets
Deferred tax liabilities
Deferred tax (assets) liabilities